SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

December 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	TempFund, a series of BlackRock Liquidity Funds

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of TempFund (the “Acquiring Fund”), a series of BlackRock Liquidity Funds (the “Acquiring Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”), containing the Combined Prospectus/Proxy Statement and Statement of Additional Information of the Acquiring Fund, BofA Cash Reserves, a series of BofA Funds Series Trust (the “Target Trust”), and BofA Money Market Reserves (together with BofA Cash Reserves, collectively, the “Target Funds”), also a series of the Target Trust, and the notice for the special meeting of the shareholders of the Target Funds (the “Special Meeting”). At the Special Meeting, the shareholders of each Target Fund will be asked to approve a proposal containing a series of transactions, which will result in shareholders of each Target Fund becoming shareholders of the Acquiring Fund, a money market fund advised by BlackRock Advisors, LLC (“BlackRock”). The proposed transactions include the reorganization of each Target Fund with the Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”).

Pursuant to each Reorganization, the Acquiring Fund would acquire substantially all of the assets of, and assume certain stated liabilities of, the applicable Target Fund in exchange for shares of the Acquiring Fund to be distributed pro rata by the applicable Target Fund to its shareholders in complete liquidation and termination of the applicable Target Fund.

The Reorganizations are expected to occur in the second quarter of 2016. It is expected that the Combined Prospectus/Proxy Statement and accompanying notice of Special Meeting will be transmitted to shareholders of record of each Target Fund in the first quarter of 2016. Accordingly, we would appreciate any comments you may have as soon as reasonably practicable.

Please do not hesitate to contact me at (212) 839-5969 if you have comments or if you require additional information regarding the Acquiring Trust’s Registration Statement.

Very truly yours,

/s/ Carla Teodoro

Carla Teodoro

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

cc:	Benjamin Archibald
John	A. MacKinnon